Fair Value Measurements - Additional information (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Restricted cash non current	$ 628	$ 549	$ 83
Held to maturity securities at amortised cost	$ 400,312,972	$ 400,248,942	$ 400,085,021